INTEREST IN JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2018
INTEREST IN JOINT VENTURES [abstract]
Schedule of principal joint ventures

				Percentage of
		Particulars of	Percentage of	equity held by		Principal
	Country of	issued and paid	equity held by	the Company’s		place of
Name of company	incorporation	up capital	the Company	subsidiaries	Principal activities	business
			%	%
Fujian Refining & Petrochemical Company Limited (“FREP”)	PRC	Registered capital RMB 14,758 million	—	50.00	Manufacturing refining oil products	PRC
BASF-YPC Company Limited (“BASF-YPC”)	PRC	Registered capital RMB 12,547 million	30.00	10.00	Manufacturing and distribution of petrochemical products	PRC
Taihu Limited (“Taihu”)	Cyprus	Registered capital USD 25,000	—	49.00	Crude oil and natural gas extraction	Russia
Yanbu Aramco Sinopec Refining Company Ltd. ("YASREF")	Saudi Arabia	Registered capital USD 1,560 million	—	37.50	Petroleum refining and processing business	Saudi Arabia
Sinopec SABIC Tianjin Petrochemical Company Limited ("Sinopec SABIC Tianjin")	PRC	Registered capital RMB 9,796 million	—	50.00	Manufacturing and distribution of petrochemical products	PRC

Schedule of reconciliation of summarised financial information of joint venture accounted for using equity method to carrying amount of interest in joint venture

									Sinopec SABIC
	FREP		BASF-YPC		Taihu		YASREF		Tianjin
	December 31,		December 31,		December 31,		December 31,		December 31,
	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Current assets
Cash and cash equivalents	5,772	7,388	1,800	1,582	2,352	3,406	4,916	930	6,524	5,110
Other current assets	11,013	9,248	5,335	5,795	2,462	3,689	10,816	10,267	2,709	4,007
Total current assets	16,785	16,636	7,135	7,377	4,814	7,095	15,732	11,197	9,233	9,117
Non-current assets	19,740	19,271	12,075	11,086	7,978	9,216	51,553	51,873	13,248	13,990
Current liabilities
Current financial liabilities	(1,135)	(1,200)	(233)	(725)	(20)	(59)	(5,407)	(4,806)	(1,236)	(500)
Other current liabilities	(5,049)	(4,939)	(1,982)	(1,822)	(1,914)	(2,124)	(11,864)	(12,217)	(4,546)	(2,507)
Total current liabilities	(6,184)	(6,139)	(2,215)	(2,547)	(1,934)	(2,183)	(17,271)	(17,023)	(5,782)	(3,007)
Non-current liabilities
Non-current financial liabilities	(13,654)	(12,454)	(955)	(218)	(72)	(72)	(35,619)	(32,364)	(4,101)	(3,651)
Other non-current liabilities	(236)	(279)	(19)	(17)	(2,686)	(2,271)	(890)	(937)	(41)	(331)
Total non-current liabilities	(13,890)	(12,733)	(974)	(235)	(2,758)	(2,343)	(36,509)	(33,301)	(4,142)	(3,982)
Net assets	16,451	17,035	16,021	15,681	8,100	11,785	13,505	12,746	12,557	16,118
Net assets attributable to owners of the company	16,451	17,035	16,021	15,681	7,818	11,373	13,505	12,746	12,557	16,118
Net assets attributable to non-controlling interests	—	—	—	—	282	412	—	—	—	—
Share of net assets from joint ventures	8,226	8,518	6,409	6,272	3,831	5,573	5,064	4,780	6,279	8,059
Carrying Amounts	8,226	8,518	6,409	6,272	3,831	5,573	5,064	4,780	6,279	8,059

Schedule of summarised statement of comprehensive income of joint ventures

													Sinopec SABIC
Year ended	FREP			BASF-YPC			Taihu			YASREF			Tianjin
December 31,	2016	2017	2018	2016	2017	2018	2016	2017	2018	2016	2017	2018	2016	2017	2018
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Operating revenues	41,764	49,356	52,469	17,323	21,020	21,574	9,658	12,520	14,944	41,286	61,587	77,561	16,337	22,286	23,501
Depreciation, depletion and amortization	(52)	(16)	(2,250)	(2,275)	(1,793)	(1,521)	(1,043)	(715)	(664)	(2,754)	(2,763)	(2,823)	(33)	(36)	(1,104)
Interest income	130	208	157	19	36	41	40	142	141	33	45	101	30	104	169
Interest expense	(929)	(857)	(647)	(173)	(71)	(43)	(113)	(142)	(151)	(1,216)	(1,382)	(1,382)	(245)	(223)	(167)
Earning/(loss) before income tax	6,476	6,977	3,920	2,606	4,565	3,625	2,411	1,697	3,493	28	548	(1,569)	3,184	5,113	3,916
Tax expense	(1,574)	(1,699)	(935)	(648)	(1,151)	(897)	(518)	(553)	(729)	56	57	(249)	(783)	(1,279)	(993)
Net income/(loss) for the year	4,902	5,278	2,985	1,958	3,414	2,728	1,893	1,144	2,764	84	605	(1,818)	2,401	3,834	2,923
Other comprehensive income/(loss)	—	—	—	—	—	—	1,851	25	921	647	(554)	1,059	—	—	—
Total comprehensive income/(loss)	4,902	5,278	2,985	1,958	3,414	2,728	3,744	1,169	3,685	731	51	(759)	2,401	3,834	2,923
Dividends declared by joint ventures	—	1,250	1,200	155	1,109	1,226	—	—	—	—	—	—	300	1,375	—
Share of net income/(loss) from joint ventures	2,451	2,639	1,493	783	1,366	1,091	895	541	1,307	31	227	(682)	1,201	1,917	1,462
Share of other comprehensive income/(loss) from joint ventures	—	—	—	—	—	—	875	12	435	243	(208)	397	—	—	—